Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (11,555)	$ (28,978)	$ (10,796)
Adjustments to reconcile net loss to cash provided by operating activities:
Provision for loan losses	17,278	33,381	26,699
Depreciation	1,267	1,593	1,837
Amortization of premiums, net	297	571	465
Amortization of deferred loan fees	(465)	(319)	(972)
Amortization of mortgage servicing rights	562	482	556
Capitalized mortgage servicing rights	(461)	(753)	(1,143)
Deferred income tax expense (benefit)	0	12,043	(2,516)
Securities gains, net	0	0	(5)
Loss on sales of real estate and premises	2,681	1,165	3,731
Gain on sales of loans	(1,656)	(1,987)	(2,273)
Proceeds from sales of loans held for sale	64,890	90,797	122,491
Disbursements on loans held for sale	(58,588)	(85,384)	(119,475)
Amortization of restricted stock awards	298	370	373
Amortization of unearned ESOP shares	193	193	194
Earned ESOP shares priced below original cost	(81)	(51)	(56)
Stock option compensation expense	29	63	27
Decrease in accrued interest receivable	862	713	1,544
Decrease in accrued interest payable	(312)	(1,016)	(4,199)
Decrease (increase) in other assets	1,342	3,084	(2,041)
Increase (decrease) in other liabilities	380	(774)	912
Other, net	379	362	95
Net cash provided by operating activities	17,340	25,555	15,448
Cash flows from investing activities:
Proceeds from sales of securities available for sale	0	0	2,141
Principal collected on securities available for sale	12,466	19,820	22,213
Proceeds collected on maturity of securities available for sale	156,900	115,000	78,350
Purchases of securities available for sale	(144,051)	(128,059)	(88,446)
Purchase of Federal Home Loan Bank stock	(17)	(2,420)	0
Redemption of Federal Home Loan Bank stock	2,538	2,963	0
Proceeds from sales of real estate and premises	5,440	14,532	10,749
Net decrease in loans receivable	76,114	82,591	56,329
Purchases of premises and equipment	(201)	(292)	(558)
Net cash provided by investing activities	109,189	104,135	80,778
Cash flows from financing activities:
Decrease in deposits	(27,285)	(113,218)	(85,162)
Dividends paid to preferred stockholders	0	(1,300)	(1,163)
Proceeds from borrowings	10,002	87,000	1,099,000
Repayment of borrowings	(62,502)	(97,000)	(1,109,000)
Increase (decrease) in customer escrows	115	(609)	788
Net cash used by financing activities	(79,670)	(125,127)	(95,537)
Increase in cash and cash equivalents	46,859	4,563	689
Cash and cash equivalents, beginning of year	20,981	16,418	15,729
Cash and cash equivalents, end of year	67,840	20,981	16,418
Supplemental cash flow disclosures:
Cash paid for interest	11,447	18,275	28,067
Cash paid for income taxes	0	39	33
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	5,509	3,195	1,234
Transfer of loans to real estate	8,732	16,167	18,342
Assets transferred to assets held for sale	1,583	0	0
Deposits transferred to deposits held for sale	$ 36,048	$ 0	$ 0